Supplement to the
Fidelity Advisor® Canada Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ACANI-15-01  June 1, 2015
1.855551.111

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Emerging Markets Discovery Fund	FEDAX	FEDTX	--	FEDGX	FEDIX
Fidelity Advisor Europe Fund	FHJUX	FHJVX	FHJWX	FHJTX	FHJMX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Japan Fund	FPJAX	FJPTX	FJPBX	FJPCX	FJPIX
Fidelity Advisor Latin America Fund	FLFAX	FLFTX	FLFBX	FLFCX	FLFIX
Fidelity Advisor Total Emerging Markets Fund	FTEDX	FTEHX	--	FTEFX	FTEJX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Emerging Markets Discovery Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Markets Discovery Fund; Fidelity Advisor Europe Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Europe Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Japan Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Japan Fund; Fidelity Advisor Latin America Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Latin America Fund; Fidelity Advisor Total Emerging Markets Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Total Emerging Markets Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 70.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

ACOM10AB-15-02 (PAGE 1 OF 2) June 1, 2015
1.893757.118

Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AEMDI-15-01  June 1, 2015
1.947053.109

Supplement to the
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AEMEI-15-02  June 1, 2015
1.900371.108

Supplement to the
Fidelity Advisor® Europe Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AEUFI-15-02  June 1, 2015
1.9858206.103

Supplement to the
Fidelity Advisor® International Value Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AFIVI-15-01  June 1, 2015
1.855908.111

Supplement to the

Fidelity Advisor® Global Commodity Stock Fund

Class A (FFGAX), Class T (FFGTX), Class B (FFGBX), Class C (FCGCX), and Institutional Class (FFGIX)

Classes of shares of Fidelity® Global Commodity Stock Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGCS-AGCSIB-15-01  June 1, 2015
1.9865335.100

Supplement to the
Fidelity Advisor® Global Commodity Stock Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGCSI-15-01  June 1, 2015
1.900373.109

Supplement to the
Fidelity Advisor® China Region Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AHKCI-15-01  June 1, 2015
1.900368.110

Supplement to the
Fidelity Advisor® International Discovery Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AIDI-15-02  June 1, 2015
1.812502.113

Supplement to the
Fidelity Advisor® International Growth Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AIGFI-15-01  June 1, 2015
1.900374.109

Supplement to the
Fidelity Advisor® Total International Equity Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ATIEI-15-01  June 1, 2015
1.900377.111

Supplement to the
Fidelity Advisor®
International Small Cap
Opportunities Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AILSI-15-01  June 1, 2015
1.855553.109

Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ATEKI-15-01  June 1, 2015
1.942954.107

Supplement to the
Fidelity Advisor® International Small Cap Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AISCI-15-01  June 1, 2015
1.790650.128

Supplement to the
Fidelity Advisor® Japan Fund Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AJPNI-15-01  June 1, 2015
1.928345.108

Supplement to the
Fidelity Advisor® Worldwide Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AWLDI-15-02  June 1, 2015
1.899556.110

Supplement to the
Fidelity Advisor® Latin America Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

FALAI-15-02  June 1, 2015
1.928677.106

Supplement to the

Fidelity® Diversified International Fund (FDIVX), Fidelity Global Equity Income Fund (FGILX), Fidelity International Capital Appreciation Fund (FIVFX), Fidelity International Discovery Fund (FIGRX), Fidelity International Growth Fund (FIGFX), Fidelity International Value Fund (FIVLX), Fidelity Overseas Fund (FOSFX), Fidelity Total International Equity Fund (FTIEX), and Fidelity Worldwide Fund (FWWFX)

Fidelity Diversified International Fund is a Class of shares of Fidelity Diversified International Fund; Fidelity International Discovery Fund is a Class of shares of Fidelity International Discovery Fund; Fidelity International Growth Fund is a Class of shares of Fidelity International Growth Fund; Fidelity International Value Fund is a Class of shares of Fidelity International Value Fund; Fidelity Overseas Fund is a Class of shares of Fidelity Overseas Fund; Fidelity Total International Equity Fund is a Class of shares of Fidelity Total International Equity Fund; and Fidelity Worldwide Fund is a Class of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 59.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

The following information replaces similar information found in the "Description of the Trust" section on page 79.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity International Growth Fund and Fidelity Total International Equity Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Diversified International Fund, Fidelity Global Equity Income Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, and Fidelity International Value Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Value Fund, and Fidelity Total International Equity Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

IBDB-15-02  June 1, 2015
1.467695.137